Intangible Assets (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Amortizing Intangible Assets
Gross Carry Amount		$ 307,175	$ 4,015,664
Accumulated Amortization		(239,569)	(1,688,683)
Impairment Loss		(53,022)	(2,018,628)
Net Balance		14,584	308,353
Total intangible assets
Gross Carry Amount		452,064	4,160,553
Accumulated Amortization		(239,569)	(1,688,683)
Impairment Loss		(63,621)	(2,018,628)
Net Balance		148,874	453,242	[1]
Website name
Indefinite lived intangible assets
Gross Carry Amount		134,290	134,290
Accumulated Amortization		0	0
Impairment Loss		0	0
Net Balance		134,290	134,290
Patent
Indefinite lived intangible assets
Gross Carry Amount	[2]	10,599	10,599
Accumulated Amortization	[2]	0	0
Impairment Loss	[2]	(10,599)	0
Net Balance	[2]	0	10,599
Charter/ Cooperation agreements
Amortizing Intangible Assets
Gross Carry Amount	[3]	0	2,755,821
Accumulated Amortization	[3]	0	(909,257)
Impairment Loss	[3]	0	(1,846,564)
Net Balance	[3]	0	0
Software and licenses
Amortizing Intangible Assets
Gross Carry Amount		214,210	267,991
Accumulated Amortization		(199,626)	(241,932)
Impairment Loss		0	0
Net Balance		14,584	26,059
Patent and trademark
Amortizing Intangible Assets
Gross Carry Amount	[2]	92,965	92,965
Accumulated Amortization	[2]	(39,943)	(39,943)
Impairment Loss	[2]	(53,022)	0
Net Balance	[2]	0	53,022
Website and mobile app development
Amortizing Intangible Assets
Gross Carry Amount	[4]	0	593,193
Accumulated Amortization	[4]	0	(421,129)
Impairment Loss	[4]	0	(172,064)
Net Balance	[4]	0	0
Workforce
Amortizing Intangible Assets
Gross Carry Amount	[5]	0	305,694
Accumulated Amortization	[5]	0	(76,422)
Impairment Loss	[5]	0	0
Net Balance	[5]	$ 0	$ 229,272

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US will not serve the non-core business or generate future cash flow. As no future cash flows will be generated from using the patent owned by this subsidiary, the Company estimated the fair value of those patent to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patent of $63,621 was recognized in 2017 to write off the entire book value of the patent.
[3]	During the fourth quarter of 2016, the Company determined that the Charter/Cooperation agreements will not serve the business or generate future cash flow. As no future cash flows will be generated from the Charter/Cooperation agreements, the Company estimated the fair value of the Charter/Cooperation agreements to be nil as of December 31, 2016. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from Charter/Cooperation agreements of $1,846,000 was recognized in 2016 to write off the entire book value of the Charter/Cooperation agreements. In June, 2017, this intangible asset has been disposed of along with other net assets in Zhong Hai Shi Xun.
[4]	Considering a new mobile app has been developed to be put into market in October 2016, the Company determined that the future cash flows generated from the old mobile app was nil. In accordance with ASC 350, Intangibles - Goodwill and Other, recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. The Company estimated the fair value of this intangible asset to be nil as of December 31, 2016. Fair value was determined using unobservable (Level 3) inputs. In June, 2017, this intangible asset has been disposed of along with other net assets in Zhong Hai Shi Xun.
[5]	On April 1, 2016, the Company entered into an agreement with Mr. Liu Changsheng, under which SSC agreed to pay Mr. Liu Changsheng cash consideration of $187,653 and 66,500 shares of restricted shares with a six-month restriction period and a fair value of $121,695 in exchange for a workforce of 10 personnel experienced in programing content mobile apps. All 10 personnel entered into three-year employment contracts with SSC effective April 1, 2016. The Company also acquired certain laptop and desktop computers with fair value of $3,655. According to the agreement, 30% of the cash consideration is due upon the signing of the agreement, 20% is due 2 months after the signing of the agreement and 50% is due 6 months after the signing of the agreement. All cash consideration has been paid. If any of 3 key staff, as defined, terminated their employment with SSC during the first 12 months of employment, SSC has the right to forfeit the unpaid cash consideration. In addition, Mr. Liu Changsheng would be required to pay a default penalty at minimal of $129,180. SSC has accounted for the transaction as an asset acquisition in which SSC mainly acquired a workforce, which is recognized as an intangible asset at cost. Subsequently, the workforce intangible is amortized over the employment term of three years.